OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares			Value
Common Stocks: 3.3%
Food & Staples Retailing: 2.2%
4,649,942		Southeastern Grocers, Inc. [1,2]	$104,623,695
61,582,000		Tops Holding, Litigation Trust Proceeds [1,2,7]	46,248
			104,669,943

Metals & Mining: 1.1%
800		Real Alloy Holding, Inc. [1,2]	51,972,050

Total Common Stocks
(Cost $105,133,214)			156,641,993

Convertible Preferred Stocks: 1.4%
Construction & Engineering: 0.2%
7,250		Fluor Corp., 6.500%	8,586,175

Media: 0.2%
196,000		Paramount Global, 5.750%	7,738,080

Road & Rail: 1.0%
490,000		Daseke, Inc., 7.625% [1,9]	47,673,276

Total Convertible Preferred Stocks
(Cost $67,912,000)			63,997,531

Principal Amount
Bonds: 79.4%
Corporate Bonds: 73.6%
Air Freight & Logistics: 1.1%
		XPO Logistics, Inc.
$50,939,000		6.250%, 05/01/2025	50,642,535

Airlines: 2.7%
		American Airlines, Inc.
83,624,000		11.750%, 07/15/2025	87,175,511
		Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
20,000,000		6.500%, 06/20/2027	19,716,500
		United Airlines Holdings, Inc.
20,726,000		4.875%, 01/15/2025	19,289,896
			126,181,907
Auto Components: 5.7%
		Adient US LLC
33,659,000		9.000%, 04/15/2025	35,141,342
		American Axle & Manufacturing, Inc.
7,428,000		6.250%, 03/15/2026	6,825,459
9,260,000		6.500%, 04/01/2027	8,206,397
40,000,000		6.875%, 07/01/2028	35,968,560
		The Goodyear Tire & Rubber Co.
78,511,000		9.500%, 05/31/2025	81,332,896
14,500,000		5.000%, 07/15/2029	12,035,475
		Patrick Industries, Inc.
51,339,000		7.500%, 10/15/2027	47,584,579
		Real Hero Merger Sub 2, Inc.
54,702,000		6.250%, 02/01/2029	41,563,310
			268,658,018
Automobiles: 1.5%
		Ford Motor Co.
9,000,000		9.625%, 04/22/2030	10,050,660
		Ford Motor Credit Co. LLC
21,200,000		2.366% (3 Month LIBOR USD + 1.080%), 08/03/2022	21,155,480
9,985,000		2.979%, 08/03/2022	9,985,000
12,051,000		4.250%, 09/20/2022	12,047,807
10,000,000		4.687%, 06/09/2025	9,618,450
		Thor Industries, Inc.
10,000,000		4.000%, 10/15/2029	7,932,500
			70,789,897
Beverages: 0.3%
		Primo Water Holdings, Inc.
19,700,000		4.375%, 04/30/2029	16,121,791

Building Products: 1.4%
		Griffon Corp.
60,288,000		5.750%, 03/01/2028	54,881,372
		PGT Innovations, Inc.
17,000,000		4.375%, 10/01/2029	13,427,535
			68,308,907
Capital Markets: 1.1%
		Oppenheimer Holdings, Inc.
50,250,000		5.500%, 10/01/2025	50,331,154

Chemicals: 1.7%
		Consolidated Energy Finance SA
39,500,000		5.625%, 10/15/2028	31,872,251
		INEOS Quattro Finance 2 PLC
35,474,000		3.375%, 01/15/2026	29,851,016
		Olin Corp.
1,750,000		5.500%, 08/15/2022	1,743,438
19,296,000		5.625%, 08/01/2029	17,226,890
			80,693,595
Commercial Services & Supplies: 2.7%
		The Brink’s Co.
15,000,000		5.500%, 07/15/2025	14,463,348
		GFL Environmental, Inc.
11,100,000		5.125%, 12/15/2026	10,563,870
19,750,000		4.750%, 06/15/2029	16,373,737
		KAR Auction Services, Inc.
42,818,000		5.125%, 06/01/2025	40,440,833
		Pitney Bowes, Inc.
60,000,000		7.250%, 03/15/2029	45,504,600
			127,346,388
Computers & Peripherals: 3.3%
		CPI Acquisition, Inc.
48,518,000		8.625%, 03/15/2026	45,910,400
		NCR Corp.
34,425,000		5.750%, 09/01/2027	30,595,735
5,750,000		5.000%, 10/01/2028	4,876,239
10,000,000		5.125%, 04/15/2029	8,478,700
		Xerox Holdings Corp.
70,000,000		5.000%, 08/15/2025	65,215,850
			155,076,924
Construction & Engineering: 4.0%
		APi Escrow Corp.
1,500,000		4.750%, 10/15/2029	1,207,073
		APi Group DE, Inc.
38,250,000		4.125%, 07/15/2029	30,432,274
		Global Infrastructure Solutions, Inc.
51,157,000		5.625%, 06/01/2029	40,021,604
		Great Lakes Dredge & Dock Corp.
25,832,000		5.250%, 06/01/2029	22,388,163
		New Enterprise Stone & Lime Co., Inc.
46,500,000		5.250%, 07/15/2028	38,292,044
		Tutor Perini Corp.
72,415,000		6.875%, 05/01/2025	59,281,091
			191,622,249
Construction Materials: 0.1%
		Cemex SAB de CV
4,750,000		7.375%, 06/05/2027	4,716,322

Consumer Finance: 2.0%
		Enova International, Inc.
36,895,000		8.500%, 09/01/2024	34,368,959
36,117,000		8.500%, 09/15/2025	31,461,699
		FirstCash, Inc.
15,000,000		4.625%, 09/01/2028	12,973,800
19,500,000		5.625%, 01/01/2030	16,869,843
			95,674,301
Distributors: 0.6%
		American Builders & Contractors Supply Co., Inc.
2,468,000		4.000%, 01/15/2028	2,118,544
35,000,000		3.875%, 11/15/2029	28,032,767
			30,151,311
Diversified Consumer Services: 0.3%
		Carriage Services, Inc.
19,500,000		4.250%, 05/15/2029	15,887,905

Diversified Financial Services: 0.6%
		Aviation Capital Group LLC
5,500,000		5.500%, 12/15/2024	5,475,132
		Burford Capital Global Finance LLC
25,489,000		6.250%, 04/15/2028	22,392,899
			27,868,031
Diversified Telecommunication Services: 1.7%
		Level 3 Financing, Inc.
44,668,000		4.625%, 09/15/2027	38,209,677
		Lumen Technologies, Inc.
54,100,000		5.375%, 06/15/2029	42,971,630
			81,181,307
Equity Real Estate Investment Trusts - REITS: 0.3%
		Iron Mountain, Inc.
20,000,000		4.500%, 02/15/2031	16,400,000

Food & Staples Retailing: 4.6%
		C&S Group Enterprises LLC
39,500,000		5.000%, 12/15/2028	29,397,855
		KeHE Distributors LLC / KeHE Finance Corp.
55,292,000		8.625%, 10/15/2026	55,406,392
		Performance Food Group, Inc.
19,500,000		4.250%, 08/01/2029	16,292,640
		SEG Holding LLC / SEG Finance Corp.
29,087,000		5.625%, 10/15/2028	26,103,255
		United Natural Foods, Inc.
5,000,000		6.750%, 10/15/2028	4,679,484
		US Foods, Inc.
61,228,000		6.250%, 04/15/2025	61,208,713
29,354,000		4.750%, 02/15/2029	25,710,875
			218,799,214
Food Products: 0.1%
		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
5,000,000		4.625%, 03/01/2029	4,209,412

Health Care Providers & Services: 0.8%
		AMN Healthcare, Inc.
8,000,000		4.625%, 10/01/2027	7,347,720
		Owens & Minor, Inc.
36,210,000		4.500%, 03/31/2029	29,609,822
			36,957,542
Hotels, Restaurants & Leisure: 5.0%
		Aramark Services, Inc.
48,411,000		6.375%, 05/01/2025	47,463,355
		Carnival Corp.
23,616,000		7.625%, 03/01/2026	18,298,503
9,500,000		5.750%, 03/01/2027	6,931,770
19,750,000		6.000%, 05/01/2029	13,867,858
		Carrols Restaurant Group, Inc.
57,625,000		5.875%, 07/01/2029	42,159,026
		GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
49,500,000		7.000%, 08/15/2028	33,970,029
		International Game Technology PLC
5,000,000		4.125%, 04/15/2026	4,535,225
		NCL Corp. Ltd.
15,510,000		3.625%, 12/15/2024	13,006,376
		Six Flags Entertainment Corp.
48,676,000		4.875%, 07/31/2024	46,376,789
		Six Flags Theme Parks, Inc.
10,405,000		7.000%, 07/01/2025	10,551,867
			237,160,798
Household Durables: 2.6%
		Empire Communities Corp.
62,680,000		7.000%, 12/15/2025	49,606,833
		Installed Building Products, Inc.
6,750,000		5.750%, 02/01/2028	6,006,307
		Mattamy Group Corp.
24,500,000		5.250%, 12/15/2027	20,050,378
		The New Home Co., Inc.
47,308,000		7.250%, 10/15/2025	38,739,575
		Taylor Morrison Communities, Inc.
9,500,000		5.750%, 01/15/2028	8,552,152
			122,955,245
Industrial Conglomerates: 1.7%
		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
17,769,000		4.750%, 09/15/2024	16,629,770
18,133,000		6.375%, 12/15/2025	17,174,762
49,872,000		6.250%, 05/15/2026	46,482,200
			80,286,732
IT Services: 5.0%
		Bread Financial Holdings, Inc.
15,832,000		4.750%, 12/15/2024	14,541,454
49,250,000		7.000%, 01/15/2026	47,389,335
		Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
74,500,000		6.000%, 11/01/2029	62,979,485
		KBR, Inc.
20,000,000		4.750%, 09/30/2028	17,686,105
		MoneyGram International, Inc.
44,340,000		5.375%, 08/01/2026	42,168,952
		Unisys Corp.
60,098,000		6.875%, 11/01/2027	52,548,375
			237,313,706
Machinery: 3.1%
		Hillenbrand, Inc.
4,000,000		5.750%, 06/15/2025	4,086,660
		The Manitowoc Co., Inc.
58,224,000		9.000%, 04/01/2026	54,288,058
		Wabash National Corp.
46,750,000		4.500%, 10/15/2028	35,822,187
		Welbilt, Inc.
55,002,000		9.500%, 02/15/2024	54,941,223
			149,138,128
Media: 1.0%
		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
55,300,000		5.875%, 08/15/2027	47,714,499

Metals & Mining: 3.5%
		Century Aluminum Co.
40,000,000		7.500%, 04/01/2028	36,078,800
		Coeur Mining, Inc.
66,150,000		5.125%, 02/15/2029	45,927,175
		Hecla Mining Co.
61,347,000		7.250%, 02/15/2028	58,230,382
		Real Alloy Holding, Inc.
13,002,247		11.626%, (3 Month LIBOR USD +10.000%) Cash or 13.626% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3]	13,002,247
		SunCoke Energy, Inc.
15,750,000		4.875%, 06/30/2029	12,464,596
			165,703,200
Mortgage Real Estate Investment Trusts - REITS: 1.8%
		HAT Holdings I LLC / HAT Holdings II LLC
25,404,000		6.000%, 04/15/2025	24,370,692
31,200,000		3.375%, 06/15/2026	26,912,964
		Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
10,000,000		6.375%, 02/01/2027	9,593,800
		Starwood Property Trust, Inc.
23,510,000		5.500%, 11/01/2023	23,288,654
			84,166,110
Oil, Gas & Consumable Fuels: 2.2%
		Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
11,792,000		9.250%, 07/15/2024	12,203,466
15,900,000		11.000%, 04/15/2025	14,983,041
		Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000		7.750%, 02/01/2028	44,647,455
		Global Partners L.P. / GLP Finance Corp.
30,750,000		7.000%, 08/01/2027	27,713,130
		NGL Energy Operating LLC / NGL Energy Finance Corp.
7,500,000		7.500%, 02/01/2026	6,776,437
			106,323,529
Paper & Forest Products: 0.7%
		Resolute Forest Products, Inc.
35,750,000		4.875%, 03/01/2026	32,408,626

Professional Services: 0.1%
		Korn Ferry
6,750,000		4.625%, 12/15/2027	6,071,018

Specialty Retail: 2.8%
		Ken Garff Automotive LLC
49,795,000		4.875%, 09/15/2028	40,664,360
		LCM Investments Holdings II LLC
4,737,000		4.875%, 05/01/2029	3,618,997
		Penske Automotive Group, Inc.
19,734,000		3.500%, 09/01/2025	18,532,397
		Rent-A-Center Inc/TX
57,600,000		6.375%, 02/15/2029	45,002,304
		Sonic Automotive, Inc.
34,500,000		4.625%, 11/15/2029	26,777,347
			134,595,405
Textiles, Apparel & Luxury Goods: 0.1%
		The William Carter Co.
3,000,000		5.625%, 03/15/2027	2,814,615

Thrifts & Mortgage Finance: 3.0%
		Nationstar Mortgage Holdings, Inc.
13,250,000		6.000%, 01/15/2027	11,522,200
24,680,000		5.500%, 08/15/2028	19,834,838
9,500,000		5.125%, 12/15/2030	7,113,267
18,000,000		5.750%, 11/15/2031	13,792,500
		PennyMac Financial Services, Inc.
56,030,000		5.375%, 10/15/2025	48,943,973
		United Wholesale Mortgage LLC
24,680,000		5.500%, 11/15/2025	21,186,423
7,000,000		5.750%, 06/15/2027	5,597,953
20,820,000		5.500%, 04/15/2029	15,978,725
			143,969,879
Trading Companies & Distributors: 3.9%
		Avation Capital SA
79,863,679		8.250% Cash or 9.000% PIK, 10/31/2026 [3]	63,745,751
		Castlelake Aviation Finance DAC
52,500,000		5.000%, 04/15/2027	43,698,682
		Herc Holdings, Inc.
32,823,000		5.500%, 07/15/2027	30,042,245
		WESCO Distribution, Inc.
36,966,000		7.125%, 06/15/2025	36,827,378
9,750,000		7.250%, 06/15/2028	9,666,345
			183,980,401
Transportation Infrastructure: 0.5%
		Signature Aviation US Holdings, Inc.
25,600,000		4.000%, 03/01/2028	25,142,272

Total Corporate Bonds
(Cost $4,014,285,129)			3,497,362,873

Convertible Bonds: 5.6%
Aerospace & Defense: 0.3%
		Parsons Corp.
12,500,000		0.250%, 08/15/2025	13,193,750

Airlines: 0.2%
		Southwest Airlines Co.
7,675,000		1.250%, 05/01/2025	9,066,094

Auto Components: 0.7%
		Horizon Global Corp.
26,347,000		2.750%, 07/01/2022	26,149,398
		Patrick Industries, Inc.
11,250,000		1.750%, 12/01/2028	9,056,250
			35,205,648
Automobiles: 0.1%
		Ford Motor Co.
7,750,000		N/A%, 03/15/2026 [4]	7,106,750

Consumer Finance: 0.6%
		EZCORP, Inc.
10,250,000		2.375%, 05/01/2025	9,127,625
		LendingTree, Inc.
27,517,000		0.500%, 07/15/2025	18,684,043
			27,811,668
Electronic Equipment, Instruments & Components: 0.1%
		OSI Systems, Inc.
5,850,000		1.250%, 09/01/2022	5,870,475

Entertainment: 0.1%
		Live Nation Entertainment, Inc.
4,500,000		2.000%, 02/15/2025	4,702,500

Health Care Equipment & Supplies: 0.6%
		Haemonetics Corp.
17,750,000		N/A%, 03/01/2026 [4]	13,978,537
		Integra LifeSciences Holdings Corp.
13,000,000		0.500%, 08/15/2025	12,235,600
			26,214,137
Hotels, Restaurants & Leisure: 0.6%
		Carnival Corp.
8,714,000		5.750%, 04/01/2023	9,755,323
		NCL Corp. Ltd.
6,835,000		6.000%, 05/15/2024	7,608,038
12,000,000		5.875%, 03/15/2026	9,420,000
2,500,000		1.125%, 02/15/2027	1,631,250
			28,414,611
Internet & Direct Marketing Retail: 0.1%
		Etsy, Inc.
7,750,000		0.250%, 06/15/2028	5,715,625

Machinery: 0.2%
		John Bean Technologies Corp.
9,450,000		0.250%, 05/15/2026	8,750,700

Pharmaceuticals: 0.3%
		Jazz Investments I Ltd.
6,000,000		1.500%, 08/15/2024	5,958,750
6,650,000		2.000%, 06/15/2026	7,830,375
			13,789,125
Software: 1.3%
		Alteryx, Inc.
4,647,000		1.000%, 08/01/2026	3,724,571
		BigBear.ai Holdings, Inc.
28,350,000		6.000%, 12/15/2026	22,147,520
		Box, Inc.
3,650,000		N/A%, 01/15/2026 [4]	4,162,825
		Envestnet, Inc.
9,490,000		0.750%, 08/15/2025	8,142,420
		Jamf Holding Corp.
10,600,000		0.125%, 09/01/2026	9,015,300
		Rapid7, Inc.
10,000,000		0.250%, 03/15/2027	9,060,000
		Tyler Technologies, Inc.
6,750,000		0.250%, 03/15/2026	6,361,875
			62,614,511
Thrifts & Mortgage Finance: 0.4%
		EZCORP, Inc.
16,285,000		2.875%, 07/01/2024	17,009,682

Total Convertible Bonds
(Cost $287,927,874)			265,465,276

Private Mortgage Backed Obligations: 0.2%
Diversified Financial Services: 0.2%
		HAS Capital Income Opportunity Fund II
21,807,000		8.000%, 12/31/2024 [1,6]	11,535,620

Total Private Mortgage Backed Obligations
(Cost $21,807,000)			11,535,620

Total Bonds
(Cost $4,324,020,003)			3,774,363,769

Shares
Warrants: 0.0%
Trading Companies & Distributors: 0.0%
1,601,250		Aviation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	391,205
Total Warrants
(Cost $–)			391,205

Principal Amount
Short-Term Investments: 14.5%
Commercial Paper: 7.8%
Automobiles: 1.5%
		General Motors Financial Co., Inc.
23,000,000		1.692%, 07/07/2022 [10]	22,990,988
25,000,000		1.691%, 07/08/2022 [10]	24,988,745
		Harley-Davidson Corp.
25,000,000		2.254%, 07/20/2022 [10]	24,970,792
			72,950,525
Beverages: 0.5%
		Molson Coors Brewing Co.
25,500,000		2.106%, 07/27/2022 [10]	25,461,387

Building Products: 1.1%
		Fortune Brands Home & Security, Inc.
50,000,000		1.795%, 07/07/2022 [10]	49,982,451

Chemicals: 1.1%
		FMC Corporation
50,000,000		2.255%, 07/18/2022 [10]	49,943,975

Electronic Equipment, Instruments & Components: 1.1%
		Jabil, Inc.
50,000,000		1.853%, 07/05/2022 [10]	49,984,403

Equity Real Estate Investment Trusts - REITS: 0.5%
		Crown Castle International Corp.
25,000,000		2.505%, 07/19/2022 [10]	24,971,671

Machinery: 1.0%
		Parker-Hannifin Corp.
48,000,000		1.791%, 07/12/2022 [10]	47,971,984

Trading Companies & Distributors: 1.0%
		Aviation Capital Group LLC
50,000,000		2.504%, 07/11/2022 [2,10]	49,974,379

Total Commercial Paper
(Cost $371,247,667)			371,240,775

Money Market Funds: 6.7%
159,234,686		Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.970% [5]	159,234,686

159,234,686		Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.966% [5]	159,234,686
Total Money Market Funds
(Cost $318,469,372)			318,469,372
Total Short-Term Investments
(Cost $689,717,039)			689,710,147
Total Investments in Securities: 98.6%
(Cost $5,186,782,256)			4,685,104,645
Other Assets in Excess of Liabilities: 1.4%			64,379,249
Total Net Assets: 100.0%			$4,749,483,894

	GBp	Great Britain Pound
	LIBOR	London Interbank Offered Rate
	PIK	Payment in Kind
	USD	United States Dollar

	[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value (see Note 2A).
	[2]	Non-income producing security.
	[3]	Variable rate security; rate shown is the rate in effect on June 30, 2022.
	[4]	Zero Coupon Security
	[5]	Annualized seven-day effective yield as of June 30, 2022.
	[6]	Security considered restricted. As of June 30, 2022, the value of the restricted securities was $11,535,620 or 0.2% of net assets.
	[7]	Not a readily marketable security.
	[8]	Does not round to 0.1% or (0.1)%, as applicable.
	[9]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
	[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by The Osterweis Strategic Income Fund (the “Fund”).

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Osterweis Strategic Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	–	–	156,641,993	156,641,993
Convertible Preferred Stocks [1,2]	7,738,080	8,586,175	47,673,276	63,997,531
Corporate Bonds [1,2]	–	3,484,360,626	13,002,247	3,497,362,873
Convertible Bonds [1]	–	265,465,276	–	265,465,276
Private Mortgage Backed Obligations [1,2]	–	–	11,535,620	11,535,620
Warrants [1,2]	–	–	391,205	391,205
Short-Term Investments	318,469,372	371,240,775	–	689,710,147
Total Assets:	$326,207,452	$4,129,652,852	$229,244,341	$4,685,104,645

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The Following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Warrants	Total
Balance as of March 31, 2022	$153,957,917	$56,471,128	$13,002,248	$15,204,037	$514,300	$239,149,630
Acquisitions	-	-	-	-	-	-
Dispositions	(1,495,000)	-	-	-	-	(1,495,000)
Accrued discounts/premiums	-	-	15,832	-	-	15,832
Realized gain (loss)	51,185	-	-	-	-	51,185
Change in unrealized appreciation/depreciation	4,127,891	(8,797,852)	(15,833)	(3,668,417)	(123,095)	(8,477,306)
Transfer in and/or out of Level 3[1]	-	-	-	-	-	-
Balance as of June 30, 2022	$156,641,993	$47,673,276	$13,002,247	$11,535,620	$391,205	$229,244,341

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2022	$4,127,891	$(8,797,852)	$(15,833)	$(3,668,417)	$(123,095)	$(8,477,306)

[1] Transfers out of Level 2 and into Level 3 are due to the security not being priced by a third party.
Type of Security	Fair Value at 6/30/22	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.5000
	$156,641,993	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$47,673,276	Convertible Valuation Model	Adjustment to yield	200 bps
Corporate Bonds	$13,002,247	Issue Price	Market Data	$100.00
Private Mortgage Backed Obligations	$11,535,620	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$391,205	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.